UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (68.8%)
$8,000	ABN Amro Securities LLC, (dated 09/30/15; proceeds $8,000,031; fully collateralized by various U.S. Government agency securities, 3.00% - 5.91% due 08/01/16 - 04/20/44 and U.S. Government obligations, 0.63% - 1.25% due 10/31/15 - 04/30/20; valued at $8,200,090)	0.14%		10/01/15	$8,000,000
6,015	BNP Paribas Securities Corp., (dated 09/30/15; proceeds $6,015,017; fully collateralized by various U.S. Government agency securities, 1.93% - 6.00% due 08/01/28 - 09/01/45; valued at $6,195,450)	0.10		10/01/15	6,015,000
1,000	Credit Suisse Securities USA, (dated 08/03/15; proceeds $1,001,799; fully collateralized by a Corporate Bond, 6.50% due 06/01/22; valued at $1,060,587)	0.70		11/03/15	1,000,000
1,000	ING Financial Markets LLC, (dated 09/30/15; proceeds $1,000,004; fully collateralized by various Corporate Bonds, 2.75% - 2.88% due 07/27/20 - 09/15/20; valued at $1,052,246)	0.15		10/01/15	1,000,000
1,000	ING Financial Markets LLC, (dated 09/30/15; proceeds $1,000,008; fully collateralized by a Corporate Bond, 6.00% due 11/01/20; valued at $1,061,754)	0.28		10/01/15	1,000,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 01/29/15; proceeds $502,170; fully collateralized by various Common Stocks; valued at $525,009) (Demand 10/01/15)	0.56 (a)		11/04/15	500,000
10,000	RBS Securities, Inc., (dated 09/30/15; proceeds $10,000,033; fully collateralized by a U.S. Government agency security, 1.80% due 07/24/20; valued at $10,203,108)	0.12		10/01/15	10,000,000
	Total Repurchase Agreements (Cost $27,515,000)				27,515,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Floating Rate Notes (13.7%)
	Domestic Banks (8.1%)
1,500	JP Morgan Chase Bank NA	0.49%	12/07/15	06/07/16	1,500,000
1,000	Wells Fargo Bank NA (c)	0.42	10/20/15	06/17/16	1,000,000
750	Wells Fargo Bank NA	0.46	12/15/15	06/14/16	750,000
					3,250,000
	International Banks (5.6%)
750	Bank of Nova Scotia	0.43	10/30/15	01/29/16	750,000
500	BNP Paribas SA	0.45	10/23/15	12/23/15	500,000
1,000	Royal Bank of Canada	0.40	10/01/15	06/30/16	999,976
					2,249,976
	Total Floating Rate Notes (Cost $5,499,976)				5,499,976

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Certificates of Deposit (5.0%)
	International Bank
2,000	Swedbank AB (Cost $2,000,000)	0.11%	10/06/15	2,000,000

	Time Deposit (5.0%)
	International Bank
2,000	Canadian Imperial Bank of Commerce (Cost $2,000,000)	0.02	10/01/15	2,000,000

	Commercial Paper (5.0%)
	International Bank
2,000	NRW Bank (c) (Cost $1,999,982)	0.08	10/05/15	1,999,982

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Extendible Floating Rate Note (2.5%)
	International Bank
1,000	Svenska Handelsbanken AB (c) (Extendible Maturity Date 03/15/16) (Cost $1,000,000)	0.38%	10/15/15	05/13/16	1,000,000

	Total Investments (Cost $40,014,958) (d)			100.0%	40,014,958
	Other Assets in Excess of Liabilities			0.0 (e)	3,885
	Net Assets			100.0%	$40,018,843

(a)	Rate shown is the rate in effect at September 30, 2015.
(b)	Date of next interest rate reset.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.
(e)	Amount is less than 0.05%.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • September 30, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.1)%
	Aerospace & Defense (1.1)%
812	TransDigm Group, Inc. (a)	$172,477

	Air Freight & Logistics (0.4)%
2,981	XPO Logistics, Inc. (a)(b)	71,037

	Automobiles (4.9)%
3,145	Tesla Motors, Inc. (a)	781,218

	Beverages (3.1)%
3,652	Monster Beverage Corp. (a)	493,531

	Biotechnology (1.1)%
933	Alnylam Pharmaceuticals, Inc. (a)	74,976
1,780	Intrexon Corp. (a)	56,604
1,177	Seattle Genetics, Inc. (a)	45,385
		176,965
	Communications Equipment (1.0)%
952	Palo Alto Networks, Inc. (a)	163,744

	Consumer Finance (2.4)%
28,888	LendingClub Corp. (a)	382,188

	Diversified Financial Services (5.9)%
5,047	McGraw Hill Financial, Inc.	436,565
8,523	MSCI, Inc.	506,778
		943,343
	Electrical Equipment (0.4)%
1,590	SolarCity Corp. (a)(b)	67,909

	Food Products (3.8)%
3,892	Keurig Green Mountain, Inc.	202,929
5,740	Mead Johnson Nutrition Co.	404,096
		607,025
	Health Care Equipment & Supplies (4.9)%
1,821	DexCom, Inc. (a)	156,351
1,353	Intuitive Surgical, Inc. (a)	621,812
		778,163
	Health Care Technology (3.4)%
4,020	athenahealth, Inc. (a)	536,067

	Hotels, Restaurants & Leisure (3.2)%
121	Chipotle Mexican Grill, Inc. (a)	87,150
8,534	Dunkin’ Brands Group, Inc.	418,166
		505,316
	Information Technology Services (4.5)%
2,698	FleetCor Technologies, Inc. (a)	371,299
4,105	Gartner, Inc. (a)	344,532
		715,831
	Internet & Catalog Retail (2.6)%
1,133	TripAdvisor, Inc. (a)	71,402
7,017	Vipshop Holdings Ltd. ADR (China) (a)	117,885
3,618	Zalando SE (Germany) (a)(c)	119,834
6,132	zulily, Inc., Class A (a)	106,697
		415,818
	Internet Software & Services (17.3)%
5,483	Autohome, Inc. ADR (China) (a)	178,362
15,229	Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $137,809; acquired 05/01/12)	282,041
3,712	LinkedIn Corp., Class A (a)	705,763
1,340	MercadoLibre, Inc. (Brazil)	122,020

8,205	Pandora Media, Inc. (a)	175,095
23,587	Twitter, Inc. (a)	635,434
2,025	Yelp, Inc. (a)	43,861
7,999	Youku Tudou, Inc. ADR (China) (a)	141,022
5,834	Zillow Group, Inc., Class A (a)(b)	167,611
11,668	Zillow Group, Inc., Class C (a)(b)	315,036
		2,766,245
	Life Sciences Tools & Services (4.8)%
4,309	Illumina, Inc. (a)	757,608

	Media (1.8)%
153	Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $163,577; acquired 03/08/12)	282,213

	Pharmaceuticals (5.7)%
6,330	Endo International PLC (a)	438,543
11,345	Zoetis, Inc.	467,187
		905,730
	Professional Services (4.9)%
3,084	IHS, Inc., Class A (a)	357,744
5,714	Verisk Analytics, Inc. (a)	422,322
		780,066
	Software (11.2)%
4,511	FireEye, Inc. (a)	143,540
1,797	Mobileye N.V. (a)	81,728
1,540	NetSuite, Inc. (a)	129,206
5,844	ServiceNow, Inc. (a)	405,866
8,510	Splunk, Inc. (a)	471,028
1,795	Tableau Software, Inc., Class A (a)	143,205
6,015	Workday, Inc., Class A (a)	414,193
		1,788,766
	Specialty Retail (1.0)%
987	Ulta Salon Cosmetics & Fragrance, Inc. (a)	161,227

	Tech Hardware, Storage & Peripherals (0.3)%
2,356	3D Systems Corp. (a)	27,212
849	Stratasys Ltd. (a)(b)	22,490
		49,702
	Textiles, Apparel & Luxury Goods (3.4)%
3,611	Lululemon Athletica, Inc. (Canada) (a)	182,897
5,588	Michael Kors Holdings Ltd. (a)	236,037
1,257	Under Armour, Inc., Class A (a)	121,652
		540,586
	Total Common Stocks (Cost $12,965,988)	14,842,775

	Convertible Preferred Stocks (0.2)%
	Internet & Catalog Retail (0.0)%
2,438	Peixe Urbano, Inc. (Brazil) (a)(d)(e)(f) (acquisition cost - $80,261; acquired 12/02/11)	1,048

	Internet Software & Services (0.2)%
1,479	Dropbox, Inc., Series A (a)(d)(e)(f) (acquisition cost - $13,384; acquired 05/25/12)	27,391
	Total Convertible Preferred Stocks (Cost $93,645)	28,439

	Preferred Stocks (3.2)%
	Internet & Catalog Retail (1.7)%
1,969	Flipkart Online Services Pvt Ltd., Series D (India) (a)(d)(e)(f) (acquisition cost - $45,183; acquired 10/04/13)	267,429

	Software (1.5)%
3,398	Palantir Technologies, Inc., Series H (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	38,670

3,398	Palantir Technologies, Inc., Series H1 (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	38,670
14,953	Palantir Technologies, Inc., Series G (a)(d)(e)(f) (acquisition cost - $45,756; acquired 07/19/12)	170,165
		247,505
	Total Preferred Stocks (Cost $114,793)	514,934

NUMBER OF SHARES (000)
Short-Term Investments (8.0)%
Securities held as Collateral on Loaned Securities (4.1)%
Investment Company (3.4)%
547	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	547,435

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.7)%
$76	Barclays Capital, Inc. (0.10%, dated 09/30/15, due 10/01/15; proceeds $76,358; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 05/31/19 - 02/15/24; valued at $77,885)	76,358
32	BNP Paribas Securities Corp. (0.10%, dated 09/30/15, due 10/01/15; proceeds $31,816; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 07/01/18 - 09/01/45; valued at $31,816)	31,816
		108,174
	Total Securities held as Collateral on Loaned Securities (Cost $655,609)	655,609

NUMBER OF SHARES (000)
	Investment Company (3.9)%
624	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $624,109)		624,109
	Total Short-Term Investments (Cost $1,279,718)		1,279,718

	Total Investments (Cost $14,454,144) (h)(i)	104.5%	16,665,866
	Liabilities in Excess of Other Assets	(4.5)	(723,239)
	Net Assets	100.0%	$15,942,627

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were $639,770 and $656,315, respectively. The Portfolio received cash collateral of $655,609, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $706 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2015, the Portfolio held fair valued securities valued at $1,107,627, representing 7.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	Illiquid security.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to $1,107,627 and represents 7.0% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by $502 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The fair value and percentage of net assets, $119,834 and 0.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,911,301 and the aggregate gross unrealized depreciation is $1,699,579 resulting in net unrealized appreciation of $2,211,722.

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$2,793,636		17.4%
Software	2,036,271		12.7
Diversified Financial Services	943,343		5.9
Pharmaceuticals	905,730		5.7
Automobiles	781,218		4.9
Professional Services	780,066		4.9
Health Care Equipment & Supplies	778,163		4.9
Life Sciences Tools & Services	757,608		4.7
Information Technology Services	715,831		4.5
Internet & Catalog Retail	684,295		4.3
Investment Company	624,109		3.9
Food Products	607,025		3.8
Textiles, Apparel & Luxury Goods	540,586		3.4
Health Care Technology	536,067		3.3
Hotels, Restaurants & Leisure	505,316		3.1
Beverages	493,531		3.1
Consumer Finance	382,188		2.4
Media	282,213		1.8
Biotechnology	176,965		1.1
Aerospace & Defense	172,477		1.1
Communications Equipment	163,744		1.0
Specialty Retail	161,227		1.0
Air Freight & Logistics	71,037		0.4
Electrical Equipment	67,909		0.4
Tech Hardware, Storage & Peripherals	49,702		0.3
	$16,010,257	+	100.0%

+ Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. The remaining Portfolio: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer;  (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$27,515,000	$—	$27,515,000
Floating Rate Notes	—	5,499,976	—	5,499,976
Certificates of Deposit	—	2,000,000	—	2,000,000
Time Deposit	—	2,000,000	—	2,000,000
Commercial Paper	—	1,999,982	—	1,999,982
Extendible Floating Rate Note	—	1,000,000	—	1,000,000
Total Assets	$—	$40,014,958	$—	$40,014,958

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$172,477	$—	$—	$172,477
Air Freight & Logistics	71,037	—	—	71,037
Automobiles	781,218	—	—	781,218
Beverages	493,531	—	—	493,531
Biotechnology	176,965	—	—	176,965
Communications Equipment	163,744	—	—	163,744
Consumer Finance	382,188	—	—	382,188
Diversified Financial Services	943,343	—	—	943,343
Electrical Equipment	67,909	—	—	67,909
Food Products	607,025	—	—	607,025
Health Care Equipment & Supplies	778,163	—	—	778,163
Health Care Technology	536,067	—	—	536,067
Hotels, Restaurants & Leisure	505,316	—	—	505,316
Information Technology Services	715,831	—	—	715,831
Internet & Catalog Retail	295,984	119,834	—	415,818
Internet Software & Services	2,484,204	—	282,041	2,766,245
Life Sciences Tools & Services	757,608	—	—	757,608
Media	—	—	282,213	282,213
Pharmaceuticals	905,730	—	—	905,730
Professional Services	780,066	—	—	780,066
Software	1,788,766	—	—	1,788,766
Specialty Retail	161,227	—	—	161,227
Tech Hardware, Storage & Peripherals	49,702	—	—	49,702
Textiles, Apparel & Luxury Goods	540,586	—	—	540,586
Total Common Stocks	14,158,687	119,834	564,254	14,842,775
Convertible Preferred Stocks	—	—	28,439	28,439
Preferred Stocks	—	—	514,934	514,934
Short-Term Investments
Investment Company	1,171,544	—	—	1,171,544
Repurchase Agreements	—	108,174	—	108,174
Total Short-Term Investments	1,171,544	108,174	—	1,279,718
Total Assets	$15,330,231	$228,008	$1,107,627	$16,665,866

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Mid Cap Growth
	Common Stocks	Convertible Preferred Stocks	Preferred Stocks
Beginning Balance	$610,957	$29,299	$410,235
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(46,703)	(860)	104,699
Realized gains (losses)	—	—	—
Ending Balance	$564,254	$28,439	$514,934

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$(46,703)	$(860)	$104,699

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015.  Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Mid Cap Growth	September 30, 2015	Technique	Input	Range				Selected Value		Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$1,048	Market Transaction Method	Escrow Cash Receivable from Liquidation	$0.43		$0.43		$0.43		Increase

Preferred Stock	$267,429	Market Transaction Method	Precedent Transaction	$142.24		$142.24		$142.24		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.6	x	6.0	x	4.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet Software & Services
Common Stock	$282,041	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$27,391	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.2	x	12.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Media
Common Stock	$282,213	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5	x	7.2	x	5.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stocks	$247,505	Market Transaction Method	Issuance Price of Financing	$11.38		$11.38		$11.38		Increase

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015